Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014
Supplement [Text Block]	ict_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Investors Cash Trust – Treasury Portfolio

The following changes are effective immediately:

The following disclosure is added to the "Principal Investment Strategy" section of the fund's summary prospectuses and the "Principal Investment Strategy" section contained in the "FUND DETAILS" section of the fund's prospectuses:

The fund operates as a "government money market fund," as such term is defined under federal regulations. The fund invests 99.5% or more of its total assets at the time of investment in cash and short-term US Treasury securities.

Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ict_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Investors Cash Trust – Treasury Portfolio

The following changes are effective immediately:

The following disclosure is added to the "Principal Investment Strategy" section of the fund's summary prospectuses and the "Principal Investment Strategy" section contained in the "FUND DETAILS" section of the fund's prospectuses:

The fund operates as a "government money market fund," as such term is defined under federal regulations. The fund invests 99.5% or more of its total assets at the time of investment in cash and short-term US Treasury securities.